Note 3 - Summary of Significant Accounting Policies - Inventory, Net (Details) - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
Raw materials	$ 761,279	$ 411,233
Work in progress	640,885	213,080
Finished goods	477,689	453,751
Inventory, Net, Total	$ 1,879,853	$ 1,078,064